Other related party transactions (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Legal fees	$ 276,261	$ 249,218	$ 172,199